Discontinued Operations - Summary of Cash Flows from Discontinued Operations and the Gain on Sale of Subsidiaries (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Net change in cash and cash equivalents during the year	$ (16,207)	$ 54,625	$ (16,155)
Net effect of currency exchange rate on cash and cash equivalents	(3)	(729)	378
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash flows from operating activities		6,327	1,379
Cash flows used in financing activities		(866)
Cash flows from (used in) investing activities	3,768	39,690	(1,752)
Net change in cash and cash equivalents during the year	3,768	45,151	(373)
Net effect of currency exchange rate on cash and cash equivalents		54	41
Total cash generated (used) by discontinued operations	$ 3,768	$ 45,205	$ (332)